Liabilities Presented at Fair Value (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of fair value measurement [text block] [Abstract]
Schedule of warrants to purchase company’s shares
	September 30,		December 31,
	2021	2020	2020
	Unaudited

Risk-free interest rate	0.1%	0.1%	0.1%
Expected volatility	63%	74%	76%
Expected life (in years)	0.75	1.75	1.5
Expected dividend yield	0	0	0

Schedule of changes in fair value of warrants
Fair value of financial derivatives

Balance as of January 1, 2021	$12,043
Revaluation of financial derivatives	(11,257)

Balance as of September 30, 2021 (unaudited)	$786